UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY INVESTMENT GRADE BOND FUND

FORM N-Q
SEPTEMBER 30, 2005

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

CORPORATE BONDS & NOTES — 88.5% Aerospace/Defense — 2.8%
$6,500,000	A	Boeing Co., Debentures, 6.875% due 10/15/43	$7,912,346
1,000,000	A	Honeywell Inc., Debentures, 6.625% due 6/15/28	1,159,772
4,000,000	BBB+	Northrop Grumman Corp., Debentures, 7.750% due 2/15/31	5,182,208
5,000,000	BBB	Raytheon Co., Debentures, 7.200% due 8/15/27	5,992,085
5,250,000	A	United Technologies Corp., Debentures, 7.500% due 9/15/29	6,700,428

		Total Aerospace/Defense	26,946,839

Agriculture — 0.1%
1,250,000	A+	Cargill Inc., Medium-Term Notes, 5.000% due 11/15/13 (a)	1,249,520

Auto Manufacturers — 1.9%
6,500,000	BBB	DaimlerChrysler Corp., Debentures, 7.450% due 3/1/27	7,092,514
5,000,000	BB+	Ford Motor Co., Notes, 7.450% due 7/16/31	3,925,000
10,000,000	BB	General Motors Corp., Debentures, 8.375% due 7/15/33	7,850,000

		Total Auto Manufacturers	18,867,514

Banks — 11.7%
10,000,000	A	BAC Capital Trust VI, Capital Securities, 5.625% due 3/8/35	9,765,110
4,700,000	Baa2(b)	Banco Mercantil del Norte SA/Cayman Islands, Subordinated Notes, 5.875% due 2/17/14 (a)(c)	4,770,500
6,250,000	A	Bank of New York Co. Inc., Senior Subordinated Notes, 3.400% due 3/15/13 (c)	6,049,050
6,000,000	A	HSBC Holdings PLC, Subordinated Notes, 7.625% due 5/17/32	7,502,724
7,000,000	A-	Huntington National Bank, Senior Notes, 3.125% due 5/15/08	6,739,271
6,850,000	A	Mellon Funding Corp., Subordinated Notes, 5.500% due 11/15/18	7,078,571
7,100,000	A1(b)	National City Bank of Indiana, Bonds, 4.250% due 7/1/18	6,467,795
7,050,000	A	Nationwide Building Society, Bonds, 5.000% due 8/1/15 (a)	7,009,850
7,500,000	A-	PNC Bank N.A., Subordinated Notes, 4.875% due 9/21/17	7,294,515
6,800,000	A	SLM Corp., Medium-Term Notes, 5.625% due 8/1/33	7,006,754
5,000,000	BBB-	Sovereign Bank, Subordinated Notes, 4.375% due 8/1/13 (c)	4,926,295
5,800,000	A-	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)	7,581,377
5,625,000	A+	SunTrust Bank, Subordinated Notes, 5.450% due 12/1/17	5,801,175
5,775,000	A	US Bancorp, Subordinated Debentures, 7.500% due 6/1/26	7,194,639
5,800,000	A+	Wachovia Bank NA, Subordinated Notes, 7.800% due 8/18/10	6,588,696
		Washington Mutual Inc.:
7,125,000	A-	Notes, 4.200% due 1/15/10	6,959,985
5,000,000	BBB+	Subordinated Notes, 4.625% due 4/1/14	4,793,075

		Total Banks	113,529,382

Beverages — 1.8%
3,000,000	A+	Anheuser-Busch Cos. Inc., Senior Bonds, 6.000% due 11/1/41	3,246,528
7,125,000	A-	Diageo Capital PLC, Notes, 4.850% due 5/15/18	6,921,802
6,900,000	A	PepsiAmericas Inc., Bonds, 5.500% due 5/15/35	6,898,365

		Total Beverages	17,066,695

Building Materials — 0.5%
4,000,000	BBB+	Masco Corp., Bonds, 6.500% due 8/15/32	4,410,500

Chemicals — 1.7%
5,750,000	A-	Dow Chemical Co., Debentures, 7.375% due 11/1/29	7,041,680
3,437,000	BBB	ICI Wilmington Inc., Global Notes, 4.375% due 12/1/08	3,381,462
5,000,000	A	PPG Industries Inc., Debentures, 9.000% due 5/1/21	6,601,155

		Total Chemicals	17,024,297

Commercial Services — 0.5%
5,146,000	BBB	PHH Corp., Senior Notes, 6.000% due 3/1/08	5,237,203

See Notes to Schedule of Investments. 1

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Computers — 1.5%
$6,075,000	A	Dell Inc., Debentures, 7.100% due 4/15/28	$7,352,864
6,275,000	A+	International Business Machines Corp., Debentures, 7.000% due 10/30/25	7,482,812

		Total Computers	14,835,676

Cosmetics/Personal Care — 0.6%
5,000,000	AA-	Procter & Gamble Co., Debentures, 6.450% due 1/15/26	5,700,970

Diversified Financial Services — 12.2%
7,125,000	BBB+	Amvescap PLC, Senior Notes, 5.900% due 1/15/07	7,214,803
5,000,000	BBB	Capital One Bank, Notes, 5.750% due 9/15/10	5,171,345
7,400,000	A	CIT Group Co. of Canada, Notes, 5.200% due 6/1/15 (a)	7,357,813
7,090,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	6,891,600
6,600,000	A+	Credit Suisse First Boston (USA) Inc., Notes, 4.700% due 6/1/09	6,594,898
7,175,000	BB+	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	6,988,773
8,775,000	AAA	General Electric Capital Corp., Global Medium-Term Notes, 6.000% due 6/15/12	9,353,237
5,025,000	BB	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	4,576,197
7,000,000	A-	Goldman Sachs Capital I, Capital Securities, 6.345% due2/15/34	7,317,961
6,025,000	A+	Goldman Sachs Group Inc., Notes, 6.125% due 2/15/33	6,292,474
4,975,000	BBB	Independence Community Bank Corp., Notes, 3.500% due 6/20/13 (c)	4,795,323
6,950,000	AA-	International Lease Finance Corp., Notes, 5.875% due 5/1/13	7,253,479
6,600,000	A	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12	7,179,421
5,000,000	A	Lehman Brothers Holdings Inc., Senior Notes, 8.800% due 3/1/15	6,332,510
4,400,000	BBB	MBNA America Bank NA, Subordinated Notes, 6.750% due 3/15/08	4,613,523
800,000	BBB	MBNA Corp., Medium-Term Notes, 6.250% due 1/17/07	815,278
		Merrill Lynch & Co. Inc., Notes:
1,600,000	A+	6.875% due 11/15/18	1,848,410
5,000,000	A+	6.750% due 6/1/28	5,691,610
5,670,000	AAA	Prudential Holdings LLC, Bonds, Series B, FSA-Insured, 7.245% due 12/18/23 (a)	6,800,995
4,530,000	AA-	State Street Corp., Notes, 7.350% due 6/15/26	5,593,594

		Total Diversified Financial Services	118,683,244

Electric — 5.4%
6,225,000	A	Alabama Power Co., Bonds, Series 1, 5.650% due 3/15/35	6,073,079
4,950,000	BBB	Appalachian Power Co., Bonds, Series H, 5.950% due 5/15/33	5,034,779
6,400,000	BBB	Carolina Power & Light Co., First Mortgage Bonds, 6.125% due 9/15/33	6,905,798
5,000,000	A-	Commonwealth Edison Co., Secured Notes, 5.875% due 2/1/33	4,986,690
		Consolidated Edison Co. of New York, Debentures:
1,750,000	A	5.700% due 2/1/34	1,827,138
4,500,000	A	Series 2003-B, 3.850% due 6/15/13	4,229,352
5,000,000	BBB	Duke Energy Corp., Bonds, 6.450% due 10/15/32	5,423,425
4,950,000	BBB+	Entergy Gulf States Inc., First Mortgage Bonds, 6.200% due 7/1/33	4,645,149
7,175,000	A	Florida Power & Light Co., First Mortgage Bonds, 5.625% due 4/1/34	7,340,843
925,000	A-	MidAmerican Energy Co., Bonds, 6.750% due 12/30/31	1,085,348
5,000,000	BBB-	MidAmerican Energy Holdings Co., Senior Notes, 4.625% due 10/1/07	4,987,305

		Total Electric	52,538,906

Food — 3.8%
1,275,000	A	Archer-Daniels-Midland Co., Senior Debentures, 6.625% due 5/1/29	1,456,689
5,700,000	A	Campbell Soup Co., Debentures, 8.875% due 5/1/21	7,920,515
2,700,000	A-	H.J. Heinz Finance Co., Notes, 6.750% due 3/15/32	3,058,563
6,200,000	BBB+	Kraft Foods Inc., Bonds, 6.500% due 11/1/31	6,900,525
3,750,000	BBB-	Kroger Co., Senior Notes, 6.750% due 4/15/12	4,032,442
5,000,000	BBB+	Sara Lee Corp., Notes, 6.250% due 9/15/11	5,236,640
See Notes to Schedule of Investments. 2

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Food — 3.8% (continued)
$7,500,000	A+	Unilever Capital Corp., Senior Notes, 5.900% due 11/15/32	$7,937,175

		Total Food	36,542,549

Food Service — 0.7%
6,150,000	A	McDonald’s Corp., Debentures, 6.375% due 1/8/28	6,882,034

Forest Products & Paper — 0.6%
5,000,000	BBB	Willamette Industries Inc., Debentures, 7.350% due 7/1/26	5,420,585

Health Care Services — 2.7%
4,500,000	A-	Baxter International Inc., Notes, 5.250% due 5/1/07	4,538,619
4,750,000	BBB	Humana Inc., Senior Notes, 6.300% due 8/1/18	5,071,029
4,775,000	BBB	Quest Diagnostics Inc., Senior Notes, 6.750% due 7/12/06	4,850,354
6,800,000	A	UnitedHealth Group Inc., Senior Notes, 5.000% due 8/15/14	6,845,567
4,685,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	5,034,079

		Total Health Care Services	26,339,648

Holding Companies-Diversified — 0.5%
5,000,000	A-	EnCana Holdings Finance Corp., 5.800% due 5/1/14	5,274,825

Home Builders — 1.2%
6,750,000	BBB	Lennar Corp., Senior Notes, 5.600% due 5/31/15 (a)	6,624,835
5,150,000	BBB-	Pulte Homes Inc., Notes, 6.000% due 2/15/35	4,686,088

		Total Home Builders	11,310,923

Insurance — 3.6%
8,000,000	AA+	AIG SunAmerica Global Financing X, Bonds, 6.900% due 3/15/32 (a)	9,456,800
5,000,000	AA	Allstate Financial Global Funding, Notes, 5.250% due 2/1/07(a)	5,032,610
4,005,000	BBB	Infinity Property & Casualty Corp., Senior Notes, Series B, 5.500% due 2/18/14	3,924,619
6,575,000	AA-	New York Life Insurance Co., Notes, 5.875% due 5/15/33 (a)	6,861,611
5,000,000	A+	Progressive Corp., Senior Notes, 6.625% due 3/1/29	5,627,110
4,500,000	A-	Stingray Pass-Through Trust Certificates, Medium-Term Notes, 5.902% due 1/12/15 (a)	4,493,407

		Total Insurance	35,396,157

Machinery-Diversified — 2.0%
5,000,000	A-	Deere & Co., Debentures, 8.100% due 5/15/30	6,830,180
5,000,000	AA	Illinois Tool Works Inc., Notes, 5.750% due 3/1/09	5,191,600
7,500,000	A+	Nucor Corp., Notes, 4.875% due 10/1/12	7,539,577

		Total Machinery-Diversified	19,561,357

Media — 3.6%
4,500,000	BBB+	Comcast Corp., Notes, 7.050% due 3/15/33	5,024,349
4,411,000	BBB-	Cox Communications Inc., Notes, 7.750% due 11/1/10	4,886,228
6,600,000	BBB+	Knight-Ridder Inc., Debentures, 6.875% due 3/15/29	6,932,244
5,000,000	BBB	News America Holdings Inc., Senior Debentures, 8.500% due 2/23/25	6,178,570
5,000,000	BBB+	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	5,722,920
5,000,000	BBB+	Viacom Inc., Senior Notes, 8.625% due 8/1/12	5,797,440

		Total Media	34,541,751

Mining — 0.6%
5,000,000	A+	BHP Finance USA Ltd., Debentures, 7.250% due 3/1/16	5,808,075

Miscellaneous Manufacturing — 2.7%
6,850,000	A-	Avery Dennison Corp., Notes, 4.875% due 1/15/13	6,835,108
7,150,000	A-	Cooper Industries Inc., Senior Notes, 5.500% due 11/1/09	7,326,226
4,527,000	A-	Ingersoll-Rand Co., Notes, 6.250% due 5/15/06	4,578,640
See Notes to Schedule of Investments. 3

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Miscellaneous Manufacturing — 2.7% (continued)
$7,000,000	A-	V.F. Corp., Notes, 6.000% due 10/15/33	$7,197,533

		Total Miscellaneous Manufacturing	25,937,507

Oil & Gas — 6.4%
4,750,000	BBB+	AGL Capital Corp., Senior Notes, 4.950% due 1/15/15	4,642,165
1,350,000	A-	Apache Corp., Debentures, 7.950% due 4/15/26	1,770,910
4,800,000	BBB+	Burlington Resources Finance Co., Senior Notes, 6.680% due 2/15/11	5,200,517
3,500,000	A-	Global Marine Inc., Notes, 7.000% due 6/1/28	4,101,738
6,400,000	AA	Lasmo (USA) Inc., Notes, 7.300% due 11/15/27	7,963,859
5,000,000	BBB+	Marathon Oil Corp., Debentures, 9.125% due 1/15/13	6,168,935
4,850,000	BBB-	Nexen Inc., Notes, 5.050% due 11/20/13	4,825,464
8,225,000	A	Norsk Hydro A/S, Debentures, 6.800% due 1/15/28	9,784,962
5,000,000	BBB	Ocean Energy Inc., Senior Notes, 7.500% due 9/15/27	5,891,070
5,480,000	A-	Transocean Inc., Notes, 7.500% due 4/15/31	6,933,696
5,050,000	BBB-	Valero Energy Corp., Notes, 4.750% due 6/15/13	4,915,518

		Total Oil & Gas	62,198,834

Pharmaceuticals — 2.3%
3,435,000	AA	Eli Lilly & Co., Notes, 7.125% due 6/1/25	4,206,446
5,000,000	AA-	Merck & Co. Inc., Debentures, 5.950% due 12/1/28	5,129,900
5,850,000	A	Wyeth, Notes, 6.500% due 2/1/34	6,597,373
5,000,000	AA+	Zeneca Wilmington Inc., Debentures, 7.000% due 11/15/23	6,083,940

		Total Pharmaceuticals	22,017,659

Pipelines — 2.8%
4,400,000	A	Colonial Pipeline Co., Senior Notes, 7.630% due 4/15/32 (a)	5,771,828
4,925,000	BBB+	Consolidated Natural Gas Co., Debentures, 6.800% due 12/15/27	5,572,238
7,025,000	A-	Equitable Resources Inc., Notes, 5.150% due 11/15/12	7,148,844
6,350,000	A-	TransCanada PipeLines Ltd., Medium-Term Notes, 7.700% due 6/15/29	8,243,652

		Total Pipelines	26,736,562

Real Estate — 0.5%
4,750,000	BBB+	ERP Operating LP, Notes, 5.250% due 9/15/14	4,789,339

REITs — 1.5%
4,720,000	BBB	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	5,009,298
4,825,000	BBB-	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	4,719,188
4,775,000	BBB	Vornado Realty LP, Senior Notes, 5.625% due 6/15/07	4,816,729

		Total REITs	14,545,215

Retail — 3.3%
2,500,000	A-	CVS Corp., Notes, 5.625% due 3/15/06	2,511,747
4,605,000	BBB	Limited Brands Inc., Debentures, 6.950% due 3/1/33	4,497,243
6,300,000	A+	Lowe’s Cos. Inc., Debentures, 6.875% due 2/15/28	7,496,383
4,775,000	A-	Nordstrom Inc., Senior Debentures, 6.950% due 3/15/28	5,365,228
5,000,000	BBB-	Safeway Inc., Notes, 5.800% due 8/15/12	5,034,010
5,600,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 7.550% due 2/15/30	7,142,111

		Total Retail	32,046,722

Savings & Loans — 0.9%
4,000,000	BBB-	Astoria Financial Corp., Notes, 5.750% due 10/15/12	4,114,232
4,850,000	BBB-	Webster Bank, Subordinated Notes, 5.875% due 1/15/13	5,000,491

		Total Savings & Loans	9,114,723

Telecommunications — 6.0%
6,300,000	A	Ameritech Capital Funding, Debentures, 6.875% due 10/15/27	6,732,085
7,000,000	A	BellSouth Telecommunications Inc., Debentures, 5.850% due 11/15/45	6,795,404
8,684,000	A+	GTE Florida Inc., Debentures, Series E, 6.860% due 2/1/28	8,950,885
See Notes to Schedule of Investments. 4

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Telecommunications — 6.0% (continued)

$5,000,000	BBB+	Motorola Inc., Debentures, 6.500% due 9/1/25	$5,463,350
3,675,000	A	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	4,975,483
5,000,000	A	SBC Communications Inc., Bonds, 6.450% due 6/15/34	5,302,825
6,425,000	A-	Sprint Capital Corp., Notes, 8.750% due 3/15/32	8,641,786
5,000,000	Baa2(b)	Telecom Italia Capital SA, Senior Notes, 6.000% due 9/30/34 (a)	4,916,320
6,200,000	A+	Vodafone Group PLC, Notes, 5.000% due 9/15/15	6,164,803

		Total Telecommunications	57,942,941

Transportation — 1.3%
6,000,000	BBB+	Burlington Northern Santa Fe Corp., Notes, 5.900% due 7/1/12	6,313,926
6,826,809	A	Union Pacific Corp., Pass-Through Certificates, 4.698% due 1/2/24	6,598,145

		Total Transportation	12,912,071

Water — 0.8%
8,175,000	BBB+	United Utilities PLC, Bonds, 4.550% due 6/19/18	7,468,942

		TOTAL CORPORATE BONDS & NOTES (Cost — $838,269,349)	858,879,165

ASSET-BACKED SECURITY — 0.7% Diversified Financial Services — 0.7%
6,050,000	AAA	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23 (Cost — $6,109,685)	6,380,210

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
2,500,000	AAA	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4,
		4.510%, due 12/15/29	2,450,939
1,335,474	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.498% due 2/25/35 (c)	1,319,686
		Structured Asset Securities Corp.
1,474,732	AA(d)	Series 1998-3, Class M1, 4.830% due 3/25/28 (c)	1,476,303
2,326,496	AA	Series 1998-8, Class M1, 4.770% due 8/25/28 (c)	2,328,882

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $7,654,166)	7,575,810

MORTGAGE-BACKED SECURITIES — 0.3% FNMA — 0.0%
135,714		Federal National Mortgage Association (FNMA), 6.500% due 9/1/28 — 1/1/29	140,185

GNMA — 0.3%
3,085,626		Government National Mortgage Association (GNMA), 6.500% due 3/15/28 — 3/15/29	3,217,432

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $3,201,532)	3,357,617

SOVEREIGN BONDS — 3.9% Canada — 2.6%
5,600,000	A	Province of Nova Scotia, Debentures, 7.250% due 7/27/13	6,534,842
		Province of Quebec, Debentures:
5,000,000	A+	7.500% due 7/15/23	6,429,810
5,000,000	A+	7.500% due 9/15/29	6,644,775
See Notes to Schedule of Investments. 5

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Canada — 2.6% (continued)
$5,000,000	AA-	Province of Saskatchewan, Debentures, 8.000% due 2/1/13	$6,055,565

		Total Canada	25,664,992

Italy — 0.5%
3,800,000	AA-	Republic of Italy, Debentures, 6.875% due 9/27/23	4,585,635

Mexico — 0.8%
6,800,000	A	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	7,468,134

		TOTAL SOVEREIGN BONDS (Cost — $34,656,306)	37,718,761

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.5% U.S. Government Agency — 1.3%
10,000,000		Federal National Mortgage Association (FNMA), 6.625% due 11/15/30	12,385,950

U.S. Government Obligations — 1.2%
11,000,000		U.S. Treasury Bonds, 5.375% due 2/15/31	12,326,886

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $23,291,771)	24,712,836

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $913,182,809)	938,624,399

SHORT-TERM INVESTMENT — 3.5% Repurchase Agreement — 3.5%
34,055,000		Interest in $600,615,000 joint tri-party repurchase agreement dated 9/30/05 with Banc of America Securities LLC, 3.800% due 10/3/05, Proceeds at maturity — $34,065,784; (Fully collateralized by various U.S. government agency obligations, 1.800% to 5.930% due 10/19/05 to 3/14/25; Market value — $34,736,176) (Cost — $34,055,000)	34,055,000

		TOTAL INVESTMENTS — 100.2% (Cost — $947,237,809#)	972,679,399
		Liabilities in Excess of Other Assets — (0.2)%	(2,003,743)

		TOTAL NET ASSETS — 100.0%	$970,675,656

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Variable rate security. Coupon rate disclosed is that which is in effect at September 30, 2005.
(d)	Rating by Fitch Ratings. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
FSA	—	Financial Security Assurance
REIT	—	Real Estate Investment Trust

See Notes to Schedule of Investments. 6

SMITH BARNEY INVESTMENT GRADE BOND FUND

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “C” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “C,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

7

SMITH BARNEY INVESTMENT GRADE BOND FUND

Bond Ratings (unaudited) (continued)

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Rating Service (“Fitch”) — Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories
AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
8

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Investment Grade Bond Fund (the “Fund”) is a separate diversified series of Smith Barney Investment Funds Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$42,785,677
Gross unrealized depreciation	(17,344,087)

Net unrealized appreciation	$25,441,590

9

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2005

By: /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 29, 2005